Income Taxes	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Income Taxes

NOTE 16 – INCOME TAXES

Successor

The Company net operating loss carry-forwards available to reduce future taxable income. Future tax benefits for these net operating loss carry-forwards are recognized to the extent that realization of these benefits is considered more likely than not. To the extent that we will not realize a future tax benefit, a valuation allowance is established. The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities are presented below:

December 31, 2015
Successor

Net operating loss carry forwards	$728,000
Intangible amortization difference	18,000
Less valuation allowance	(746,000)
Net deferred tax asset	$-

The approximate net operating loss carry forward was $2,079,000 as of December 31, 2015 (Successor) and will start to expire in 2028.

Predecessor

The Predecessor is a limited liability corporation and is classified as a partnership for income tax purposes. The Predecessor profits and losses are reportable by the members on their respective income tax returns. Accordingly, no provision for income taxes has been reflected in these financial statements. The Predecessor has no unrecognized tax benefits as of December 31, 2014 (Predecessor.)